Loans Payable (Details) - Schedule of non-current loans payable - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loans Payable (Details) - Schedule of non-current loans payable [Line Items]
Loans payable Non current portion	$ 43,129	$ 102,482
Less: Current portions of BBLS/PPP loans, respectively (see above)	(11,940)	(54,317)
Non-current portion	$ 31,189	48,165
PPP loan payable issued May 5, 2020 [Member]
Loans Payable (Details) - Schedule of non-current loans payable [Line Items]
Simple interest rate	1.00%
Loans payable Non current portion		41,312
Maturity date	May 04, 2022
BBLS loan payable issued June 10, 2020 [Member]
Loans Payable (Details) - Schedule of non-current loans payable [Line Items]
Simple interest rate	2.50%
Loans payable Non current portion	$ 43,129	$ 61,170
Maturity date	Jun. 10, 2026